Condensed Consolidated Statements Of Equity (Unaudited) (Parenthetical) (Unappropriated Retained Earnings [Member], Mitsubishi UFJ Financial Group Shareholders' Equity [Member], JPY ¥)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash dividends, Common stock, per share	¥ 6.00	¥ 6.00
Preferred Stock, Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 57.50	¥ 57.50